Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

The reconciliation of consideration given for BioPharma to the allocation of the purchase price of assets and liabilities acquired based on their relative fair values was as follows:

Cash		$13,829
Subordinated note payable		6,822
Total consideration		$20,651

Assets acquired
Accounts receivable		$3,731
Accrued revenue		289
Lab supplies		877
Prepaid expenses		266
Property and equipment		6,412
Operating lease assets		2,187
Acquired identifiable intangible assets:
Trademarks and trade name	1,600
Customer relationships	5,700
Total acquired identifiable intangible assets		7,300
Goodwill		8,273
Total assets acquired		29,335

Liabilities assumed
Accounts payable		(4,535)
Accrued liabilities		(435)
Deferred revenue		(1,076)
Operating lease liabilities		(2,187)
Finance lease liabilities		(451)
Total liabilities assumed		(8,684)
Net assets acquired		$20,651

Schedule of ProForma Information	Schedule of ProForma Information
Year Ended
December 31,
2019
Revenue	$31,722